Document and Entity Information	6 Months Ended
Sep. 30, 2017
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Trading Symbol	IX
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31